MORGAN STANLEY DEAN WITTER REAL ESTATE FUND
                                Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS May 31, 1999

DEAR SHAREHOLDER:

We are pleased to present Morgan Stanley Dean Witter Real Estate Fund's first semiannual report to shareholders. The Fund, which commenced operations on April 28, 1999, seeks to provide high current income and long-term capital appreciation by investing primarily in equity securities of companies principally engaged in the U.S. real estate industry, including real estate investment trusts (REITs). Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, is responsible for day-to-day investment decisions.

MARKET OVERVIEW

The inception of the Fund marked the beginning of a more constructive period for domestic real estate securities. After falling nearly 17 percent in 1998, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index continued its weak performance into the first quarter of 1999 as the index lost another 5 percent. However, the sector exhibited a powerful rally in mid April, which carried forward into May.

Morgan Stanley Dean Witter Investment Management believes that by the end of the first quarter of 1999 the REIT market was dramatically oversold, with stocks trading, on average, at a 10 percent discount to the underlying net asset value
(NAV) of their assets. This was a unique valuation period that allowed investors to buy real estate far more cheaply on Wall Street (through the purchase of securities) than on Main Street (through the direct purchase of properties). Although it is difficult to point to any one catalyst that prompted the sector's recent recovery, the Fund's sub-advisor believes it was the result of a combination of factors. These factors include a rotation in the equity market from growth-oriented stocks to cyclical and value-oriented securities, a filing by Warren Buffett indicating he had taken a 5 percent position in two REITs, three management-led leveraged buyouts (two of which have been approved by their boards) and reports of significant purchases by senior members of many REIT management teams. As a result of this rally, many REITs are currently trading on a par with their net asset value.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND
LETTER TO THE SHAREHOLDERS May 31, 1999, continued


PERFORMANCE

From its inception on April 28, 1999, through May 31, 1999, Morgan Stanley Dean Witter Real Estate Fund's Class A, B, C and D each returned 1.90 percent. During the same period the NAREIT Equity Index returned 2.79 percent, while the Lipper Real Estate Funds Index returned 2.90 percent.

The Fund's underperformance relative to its benchmarks during the period was the result of carefully investing the proceeds of the Fund underwriting into the REIT rally. This drag on performance was the direct result of carrying an abnormally high level of cash during the first month.

PORTFOLIO STRATEGY

The overall strategy of the Fund is to provide investors with diversified exposure to the U.S. real estate market at prices comparable to the direct market through the purchase of real estate securities, primarily REITs. Aside from attempting to provide this broad exposure at the most attractive prices, the Fund will generally overweight real estate markets in the favorable phase of their supply-demand cycle. Generally, the Fund is overweighted in companies that own properties in the more supply-constrained markets, particularly urban and in-fill markets.

Currently, the Fund is overweighted in the residential sector, with a geographic emphasis in the Pacific, East Coast and mid Atlantic regions of the United States. The Fund is also overweighted in the office sector, with an emphasis on central business district locations. The portfolio is market weighted in owners of retail properties, with a focus on high-end malls and grocery-anchored shopping centers. The Fund is underweighted in the owners of industrial properties, because this sector is merely in equilibrium (from a supply-demand perspective) and the public securities are commanding premium pricing. Finally, the Fund is underweighted in the hotel sector, in as much as the Fund's sub-advisor remains cautious with regard to the potential for oversupply and a slowdown in the U.S. economy.

LOOKING AHEAD

The Fund's sub-advisor believes that the U.S. real estate markets remain generally in equilibrium as robust levels of demand serve to mute any serious threat of oversupply. The combination of this scenario, and a valuation level for real estate securities at par with NAV leads the sub-advisor to believe that REITs can return to a path of previous historical trend returns. However, the sub-advisor continues to monitor the real estate markets carefully, because most are at historically high occupancy levels and a slowdown in the U.S. economy could put pressure on occupancies if it is not met with a similar reduction in the new supply of properties.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND
LETTER TO THE SHAREHOLDERS May 31, 1999, continued


On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your support of Morgan Stanley Dean Witter Real Estate Fund and look forward to continuing to serve your investment objectives.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            COMMON STOCKS (94.7%)
            Hotels/Resorts (7.4%)
 191,500    Host Marriot Corp.............  $ 2,393,750
 220,000    Patriot American Hospitality,
             Inc. (Paired Stock)..........    1,141,250
  39,000    Promus Hotel Corp.*...........      975,000
  59,300    Starwood Hotels & Resorts
             Worldwide, Inc. (Paired
             Stock).......................    1,942,075
                                            -----------
                                              6,452,075
                                            -----------
            REIT - Diversified (4.1%)
 134,200    Crescent Real Estate Equities
             Co...........................    3,094,987
  36,200    Meditrust Corp. (Paired
             Stock).......................      502,275
                                            -----------
                                              3,597,262
                                            -----------
            REIT - Industrial/Office (34.8%)
 145,800    Arden Realty, Inc.............    3,727,012
  32,600    Boston Properties, Inc........    1,171,562
 261,900    Brookfield Properties Corp.
             (Canada).....................    3,862,439
 109,800    CarrAmerica Realty Corp.......    2,738,137
 144,000    Cornerstone Properties,
             Inc..........................    2,385,000
  10,800    EastGroup Properties, Inc.....      219,375
 113,800    Equity Office Properties
             Trust........................    3,214,850
 150,600    Great Lakes REIT, Inc.........    2,390,775
  57,500    Highwoods Properties, Inc.....    1,512,969
  23,200    Mack-Cali Realty Corp.........      751,100
  88,600    Prentiss Properties Trust.....    2,093,175
 151,900    ProLogis Trust................    3,104,456
   4,100    PS Business Parks, Inc........      101,987
 150,500    TrizecHahn Corp. (Canada).....    3,104,062
                                            -----------
                                             30,376,899
                                            -----------
            REIT - Residential (24.0%)
  21,700    Amli Residential Properties
             Trust........................      489,606
  45,000    Apartment Investment &
             Management Co. (Class A).....    1,890,000
  76,500    Archstone Communities Trust...    1,721,250
 137,100    Avalonbay Communities, Inc....    4,849,912
 157,700    Berkshire Realty Company,
             Inc..........................    1,803,694
  25,400    Charles E. Smith Residential
             Realty, Inc..................      877,887
 115,700    Chateau Communities, Inc......    3,492,694
   5,000    Equity Residential Properties
             Trust........................      239,688

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
 127,400    Essex Property Trust, Inc.....  $ 4,092,725
  57,500    Manufactured Home Communities,
             Inc..........................    1,487,813
                                            -----------
                                             20,945,269
                                            -----------
            REIT - Retail (20.3%)
 204,500    Burnham Pacific Properties,
             Inc..........................    2,262,281
  33,100    Federal Realty Investment
             Trust........................      765,438
 145,500    Pan Pacific Retail Properties,
             Inc..........................    2,891,813
 130,600    Regency Realty Corp...........    2,881,363
   6,900    Rouse Co. (The)...............      177,675
 118,600    Simon Property Group, Inc.....    3,469,050
 281,000    Taubman Centers, Inc..........    3,846,188
  44,400    Urban Shopping Centers,
             Inc..........................    1,465,200
                                            -----------
                                             17,759,008
                                            -----------
            REIT - Storage (4.1%)
  44,000    Public Storage, Inc...........    1,284,250
  83,800    Shurgard Storage Centers, Inc.
             (Class A)....................    2,278,313
                                            -----------
                                              3,562,563
                                            -----------
            TOTAL COMMON STOCKS
            (Identified Cost
            $81,657,790)..................   82,693,076
                                            -----------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
            SHORT-TERM INVESTMENTS (5.7%)
            U.S. GOVERNMENT AGENCY (a) (4.8%)
  $4,200    Federal Home Loan Mortgage
             Corp. 4.72% due 06/01/99
             (Amortized Cost $4,200,000)..    4,200,000
                                            -----------
            REPURCHASE AGREEMENT (0.9%)
     776    The Bank of New York 4.50% due
             06/01/99 (dated 05/28/99;
             proceeds $776,774)(b)
             (Identified Cost $776,386)...      776,386
                                            -----------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
             $4,976,386)..................    4,976,386
                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



                                                  VALUE
----------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $86,634,176)
(c)...............................   100.4%    $87,669,462
LIABILITIES IN EXCESS OF
OTHER ASSETS......................    (0.4)       (347,680)
                                    ------     -----------
NET ASSETS........................   100.0%    $87,321,782
                                    ======     ===========

---------------------
 *  Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $628,602 U.S. Treasury Bond 8.125% due 08/15/21 valued at $791,991.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,772,524 and the aggregate gross unrealized depreciation is $737,238, resulting in net unrealized appreciation of $1,035,286.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $86,634,176)..............................  $87,669,462
Receivable for:
    Shares of beneficial interest sold......................    2,178,986
    Dividends...............................................       75,143
Deferred offering costs.....................................      161,419
Prepaid expenses and other assets...........................        1,461
                                                              -----------
    TOTAL ASSETS............................................   90,086,471
                                                              -----------
LIABILITIES:
Payable for:
    Investments purchased...................................    2,351,541
    Shares of beneficial interest repurchased...............       86,839
    Investment management fee...............................       68,441
    Plan of distribution fee................................       64,183
Accrued expenses and other payables.........................       15,685
Offering costs..............................................      178,000
                                                              -----------
    TOTAL LIABILITIES.......................................    2,764,689
                                                              -----------
    NET ASSETS..............................................  $87,321,782
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $86,029,193
Net unrealized appreciation.................................    1,035,286
Undistributed net investment income.........................      253,461
Undistributed net realized gain.............................        3,842
                                                              -----------
    NET ASSETS..............................................  $87,321,782
                                                              ===========
CLASS A SHARES:
Net Assets..................................................   $7,511,173
Shares Outstanding (unlimited authorized, $.01 par value)...      737,079
    NET ASSET VALUE PER SHARE...............................       $10.19
                                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........       $10.75
                                                              ===========
CLASS B SHARES:
Net Assets..................................................  $67,696,187
Shares Outstanding (unlimited authorized, $.01 par value)...    6,647,821
    NET ASSET VALUE PER SHARE...............................       $10.18
                                                              ===========
CLASS C SHARES:
Net Assets..................................................  $10,816,416
Shares Outstanding (unlimited authorized, $.01 par value)...    1,062,171
    NET ASSET VALUE PER SHARE...............................       $10.18
                                                              ===========
CLASS D SHARES:
Net Assets..................................................   $1,298,006
Shares Outstanding (unlimited authorized, $.01 par value)...      127,392
    NET ASSET VALUE PER SHARE...............................       $10.19
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF OPERATIONS
For the period April 28, 1999* through May 31, 1999
 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends...................................................  $  345,347
Interest....................................................      96,829
                                                              ----------

    TOTAL INCOME............................................     442,176
                                                              ----------

EXPENSES
Investment management fee...................................      74,532
Plan of distribution fee (Class A shares)...................       1,497
Plan of distribution fee (Class B shares)...................      58,701
Plan of distribution fee (Class C shares)...................       9,713
Offering costs..............................................      16,581
Transfer agent fees and expenses............................      10,407
Professional fees...........................................       7,991
Registration fees...........................................       6,031
Shareholder reports and notices.............................       1,567
Custodian fees..............................................         917
Trustees' fees and expenses.................................         778
                                                              ----------

    TOTAL EXPENSES..........................................     188,715
                                                              ----------

    NET INVESTMENT INCOME...................................     253,461
                                                              ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................       3,842
Net unrealized appreciation.................................   1,035,286
                                                              ----------

    NET GAIN................................................   1,039,128
                                                              ----------

NET INCREASE................................................  $1,292,589
                                                              ==========

---------------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                                APRIL 28,
                                                                  1999*
                                                                 THROUGH
                                                               MAY 31, 1999
----------------------------------------------------------------------------

                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $  253,461
Net realized gain...........................................         3,842
Net unrealized appreciation.................................     1,035,286
                                                                ----------

    NET INCREASE............................................     1,292,589

Net increase from transactions in shares of beneficial
 interest...................................................    85,929,193
                                                                ----------

    NET INCREASE............................................    87,221,782

NET ASSETS:

Beginning of period.........................................       100,000
                                                                ----------

    END OF PERIOD
    (Including undistributed net investment income of
    $253,461)...............................................   $87,321,782
                                                               ===========

---------------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued

securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $178,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,226,355 at May 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended May 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,010, $3,116 and $1,835, respectively and received $9,167 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended May 31, 1999 aggregated $81,755,731 and $101,783, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,200.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE PERIOD
                                                                  APRIL 28, 1999*
                                                                      THROUGH
                                                                   MAY 31, 1999
                                                              -----------------------
                                                               SHARES       AMOUNT
                                                              ---------   -----------
CLASS A SHARES
Sold........................................................    764,959   $ 7,681,940
Redeemed....................................................    (30,380)     (312,252)
                                                              ---------   -----------
Net increase - Class A......................................    734,579     7,369,688
                                                              ---------   -----------
CLASS B SHARES
Sold........................................................  6,677,039    67,001,979
Redeemed....................................................    (31,718)     (325,411)
                                                              ---------   -----------
Net increase - Class B......................................  6,645,321    66,676,568
                                                              ---------   -----------
CLASS C SHARES
Sold........................................................  1,085,168    10,872,492
Redeemed....................................................    (25,497)     (262,189)
                                                              ---------   -----------
Net increase - Class C......................................  1,059,671    10,610,303
                                                              ---------   -----------
CLASS D SHARES
Sold........................................................    124,892     1,272,634
                                                              ---------   -----------
Net increase in Fund........................................  8,564,463   $85,929,193
                                                              =========   ===========

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                 FOR THE PERIOD APRIL 28, 1999*
                                                                     THROUGH MAY 31, 1999**
                                                              -------------------------------------
                                                              CLASS A   CLASS B   CLASS C   CLASS D
                                                              SHARES    SHARES    SHARES    SHARES
---------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................  $10.00     $10.00    $10.00   $10.00
                                                              ------     ------    ------   ------
Income from investment operations:
 Net investment income......................................    0.04       0.03      0.03     0.00
 Net realized and unrealized gain...........................    0.15       0.15      0.15     0.19
                                                              ------     ------    ------   ------
Total income from investment operations.....................    0.19       0.18      0.18     0.19
                                                              ------     ------    ------   ------
Net asset value, end of period..............................  $10.19     $10.18    $10.18   $10.19
                                                              ======     ======    ======   ======
TOTAL RETURN+(1)............................................    1.90%      1.90%     1.90%    1.90%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................    1.84%      2.59%     2.59%    1.59%
Net investment income.......................................    4.09%      3.34%     3.34%    4.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $7,511    $67,696   $10,816    $1,298
Portfolio turnover rate(4)..................................      --         --        --       --

---------------------
 *  Commencement of operations.
 ** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Less than 0.5%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York  10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.














MORGAN STANLEY
DEAN WITTER
REAL ESTATE FUND

Semiannual Report
May 31, 1999